Defiance S&P 500 Income Target ETF
Schedule of Investments
November 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 98.1%		Shares	Value
iShares Core S&P 500 ETF (a)(b)		176,595	$121,299,573
TOTAL EXCHANGE TRADED FUNDS (Cost $99,346,343)			121,299,573

PURCHASED OPTIONS - 0.2%	Notional Amount	Contracts
Call Options - 0.2%
S&P 500 Index, Expiration: 12/01/2025; Exercise Price: $6,862.79 (c)(d)(e)(f)	$146,570,526	214	244,816
TOTAL PURCHASED OPTIONS (Cost $244,991)			244,816

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%		Shares
First American Government Obligations Fund - Class X, 3.92% (b)(g)		408,667	408,667
TOTAL MONEY MARKET FUNDS (Cost $408,667)			408,667

TOTAL INVESTMENTS - 98.6% (Cost $100,000,001)			121,953,056
Other Assets in Excess of Liabilities - 1.4% (h)			1,698,303
TOTAL NET ASSETS - 100.0%			$123,651,359

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of November 30, 2025 is $121,708,240.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	FLexible EXchange® Options.
(g)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(h)	Includes cash of $2,722,934 that is pledged as collateral for written options.

Defiance S&P 500 Income Target ETF
Schedule of Written Options
November 30, 2025 (Unaudited)

WRITTEN OPTIONS - (0.3)%	Notional Amount	Contracts	Value
Call Options - (0.3)%
S&P 500 Index, Expiration: 12/01/2025; Exercise Price: $6,849.09 (a)(b)(c)	$(146,570,526)	(214)	$(366,368)
TOTAL WRITTEN OPTIONS (Premiums received $366,193)			$(366,368)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	FLexible EXchange® Options.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Defiance S&P 500 Income Target ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$121,299,573	$–	$–	$121,299,573
Purchased Options	–	244,816	–	244,816
Money Market Funds	408,667	–	–	408,667
Total Investments	$121,708,240	$244,816	$–	$121,953,056

Liabilities:
Investments:
Written Options	$–	$(366,368)	$–	$(366,368)
Total Investments	$–	$(366,368)	$–	$(366,368)

Refer to the Schedule of Investments for further disaggregation of investment categories.